Condensed Consolidated Statements of Operations (unaudited) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,275	$ 879	$ 3,588	$ 1,916	$ 2,886	$ 885	$ 291
Costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below	585	382	1,703	899	1,368	523	228
Sales and marketing	446	290	1,206	610	957	594	135
Research and development	115	41	297	112	321	107	51
General and administrative	188	167	573	337	556	245	78
Depreciation and amortization	41	34	107	89	120	32	9
Total costs and expenses	1,375	914	3,886	2,047	3,322	1,501	501
Loss from operations	(100)	(35)	(298)	(131)	(436)	(616)	(210)
Interest income		1	2	6	7	18	7
Interest expense		(9)	(13)	(22)	(32)		(1)
Other income (expense), net	(1)	1	(1)		3	(68)
Loss before provision for income taxes	(101)	(42)	(310)	(147)	(458)	(666)	(204)
Provision for income taxes	0	1	3	2	3	1	0
Net loss	$ (101)	$ (43)	$ (313)	$ (149)	(461)	(667)	(204)
Premium paid on repurchase of redeemable convertible preferred stock							(3)
Deemed dividend to preferred stockholders						(1)
Earnings Per Share
Net loss attributable to common stockholders					$ (461)	$ (668)	$ (207)
Net loss per share attributabe to common stockholders, basic and diluted ($ per share)					$ (7.39)	$ (15.44)	$ (4.67)
Net loss per share attributable to common stockholders, basic (in $ per share)	$ 300	$ 960	$ 940	$ 3,340
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic (in shares)	340,169	45,016	334,277	44,568
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted (in shares)					62,390	43,252	44,305